Ordinary Shares (Details) (USD $)	1 Months Ended	12 Months Ended				1 Months Ended
	Jul. 31, 2013	Dec. 31, 2014		Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Aug. 31, 2012	Jul. 31, 2012	Oct. 31, 2014	Jan. 31, 2012
Schedule of Ordinary Shares [Line Items]
Prepayment for share repurchase		$ 104,201,000	[1]	$ 0		0
Overseas internet service company [Member]
Schedule of Ordinary Shares [Line Items]
Percentage of equity interest acquired	51.00%
A related party of the Company [Member] | Overseas internet service company [Member]
Schedule of Ordinary Shares [Line Items]
Percentage of equity interest acquired	28.53%
Ordinary shares [Member]
Schedule of Ordinary Shares [Line Items]
Ordinary shares, shares authorized		500,000,000		500,000,000	500,000,000	500,000,000
Ordinary shares, par value		$ 0.001		$ 0.001	$ 0.001	0.001
Ordinary shares, shares issued for future delivery to employees and nonemployees		4,525,410		4,543,902	5,127,846
Ordinary shares [Member] | A related party of the Company [Member]
Schedule of Ordinary Shares [Line Items]
Issuance of ordinary shares in connection with business acquisitions, shares (in shares)						51,722
Ordinary shares [Member] | Selling shareholder two [Member]
Schedule of Ordinary Shares [Line Items]
Issuance of ordinary shares in connection with business acquisitions, shares (in shares)						76,372
Ordinary shares [Member] | Selling shareholder three [Member]
Schedule of Ordinary Shares [Line Items]
Issuance of ordinary shares in connection with business acquisitions, shares (in shares)						76,372
ADS [Member]
Schedule of Ordinary Shares [Line Items]
Stock repurchase program, authorized amount									$ 200,000,000	$ 50,000,000
Stock repurchase program, number of shares repurchased but not complete legal process of registation							8,796	900
Stock repurchase program, repurchase price							$ 14.31	$ 14.50
Class A ordinary shares [Member]
Schedule of Ordinary Shares [Line Items]
Ordinary shares, shares authorized		378,000,000		378,000,000		378,000,000
Ordinary shares, par value		$ 0.001		$ 0.001		0.001
Ordinary shares, shares outstanding		147,485,168		134,123,218		134,123,218
Class B ordinary shares [Member]
Schedule of Ordinary Shares [Line Items]
Ordinary shares, shares authorized		122,000,000		122,000,000		122,000,000
Ordinary shares, par value		$ 0.001		$ 0.001		0.001
Ordinary shares, shares outstanding		45,931,163		54,767,703		54,767,703

[1]	The board of directors of the Group approved a $200 million share repurchase program in October 2014. As of December 31, 2014, the Company prepaid $104 million for the repurchase of shares. The Company completed the share repurchase program in February 2015.